Taxation (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of income tax benefit

The following table sets forth current and deferred portion of income tax benefit of the Company and its consolidated subsidiaries:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense	-	-	177
Deferred income tax benefit	(7,880)	(10,167)	2,470
Total	(7,880)	(10,167)	2,647

Schedule of effective income tax rate reconciliation

A reconciliation of the Company’s PRC statutory tax rate to the effective income tax rate during the periods is as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Income before income tax	70,301	29,918	12,502
Expected taxation at PRC statutory tax rate	17,575	7,479	2,593
Impact of preferential tax rates	(6,711)	(5,898)	(3,525)
Research and development super-deduction	(18,676)	(20,148)	(15,466)
Effect of True up to Tax Return	258	(345)	15,843
Non-deductible expenses	-	10	7
Effect of income tax rate differences in jurisdictions other than the PRC	10	1,836	176
Change in valuation allowance	(336)	7,160	2,842
Others	-	(261)	177
Income tax benefits	(7,880)	(10,167)	2,647

Schedule of deferred tax assets

As of December 31, 2024 and 2025, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Net operating loss carryforward	28,656	28,642
Allowance of credit losses	3,803	4,190
Gross deferred assets	32,459	32,832
Less: Valuation allowance	(10,189)	(13,032)
Total deferred tax assets, net	22,270	19,800

Schedule of movement valuation allowance

As of December 31, 2024 and 2025, the movement of the valuation allowance were as below:

	As of December 31,
	2024	2025
	RMB	RMB
Balance at beginning of the year	3,029	10,189
Additions	7,705	7,278
Decrease	(545)	(4,435)
Balance at end of the year	10,189	13,032